Additional information on the consolidated statements of loss - Disclosure of detailed information about revenues (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	$ 217,809	$ 224,877
Royalty interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	144,066	140,279
Stream interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	73,743	59,333
Offtake interests [Member]
Additional Information On Consolidated Statements Of Loss Line Items
Revenues	$ 0	$ 25,265